Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 9,322	£ 9,227
Right of use assets	726	846
Goodwill	7,018	6,982
Other intangible assets	16,748	15,515
Investments in associates and joint ventures	89	96
Other investments	1,037	1,100
Deferred tax assets	6,520	6,757
Derivative financial instruments	0	1
Other non-current assets	2,148	1,942
Total non-current assets	43,608	42,466
Current assets
Inventories	5,924	5,669
Current tax recoverable	288	489
Trade and other receivables	7,471	6,836
Derivative financial instruments	121	109
Liquid investments	9	21
Cash and cash equivalents	3,397	3,870
Assets held for sale	300	3
Total current assets	17,510	16,997
Total assets	61,118	59,463
Current liabilities
Short-term borrowings	(3,012)	(2,349)
Contingent consideration liabilities	(1,348)	(1,172)
Trade and other payables	(15,381)	(15,335)
Derivative financial instruments	(75)	(192)
Current tax payable	(498)	(703)
Short-term provisions	(938)	(1,946)
Liabilities relating to assets held for sale	(139)	0
Total current liabilities	(21,391)	(21,697)
Non-current liabilities
Long-term borrowings	(14,708)	(14,637)
Deferred tax liabilities	(291)	(382)
Pensions and other post-employment benefits	(1,687)	(1,864)
Derivative financial instruments	(67)	0
Other provisions	(610)	(589)
Contingent consideration liabilities	(5,385)	(6,108)
Other non-current liabilities	(1,023)	(1,100)
Total non-current liabilities	(23,771)	(24,680)
Total liabilities	(45,162)	(46,377)
Net assets	15,956	13,086
Equity
Share capital	1,349	1,348
Share premium	3,498	3,473
Retained earnings	10,209	7,796
Other reserves	1,321	1,054
Shareholders’ equity	16,377	13,671
Non-controlling interests	(421)	(585)
Total equity	£ 15,956	£ 13,086